Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions
Schedule of names of the related party

Names of the related party	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principal shareholder

Schedule of amounts due from/due to related party

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Amounts due from related party:
Hainan Huiliu	253	—	—
Amounts due to related party:
Hainan Huiliu	—	2,430	334

Schedule of transactions with related party

	Six Months End June 30,
	2023	2024	2024
	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	21,693	19,671	2,707